Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investments, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost (1)

(e)

Current Value

	Common stock:
*	MBIA Inc.	Common stock		$ 1,118,158
	Mutual funds:
*	Fidelity Puritan Fund	Mutual fund		3,587,730
*	Fidelity Blue Chip Growth Fund	Mutual fund		15,370,417
*	Fidelity 500 Index Inst. Fund	Mutual fund		27,724,805
*	Fidelity Extended Market Index Fund	Mutual fund		1,680,516
*	Fidelity U.S. Bond Index Fund	Mutual fund		2,459,614
*	Fidelity Low-Priced Stock Fund	Mutual fund		1,531,059
*	Fidelity Freedom Retire K Fund	Mutual fund		197,907
*	Fidelity Freedom Fund 2010	Mutual fund		1,722,559
*	Fidelity Freedom Fund 2015	Mutual fund		531,376
*	Fidelity Freedom Fund 2020	Mutual fund		1,058,719
*	Fidelity Freedom Fund 2025	Mutual fund		7,548,934
*	Fidelity Freedom Fund 2030	Mutual fund		4,806,906
*	Fidelity Freedom Fund 2035	Mutual fund		6,528,263
*	Fidelity Freedom Fund 2040	Mutual fund		6,514,286
*	Fidelity Freedom Fund 2045	Mutual fund		2,223,061
*	Fidelity Freedom Fund 2050	Mutual fund		867,605
*	Fidelity Freedom Fund 2055	Mutual fund		11,099
*	Fidelity Managed Retire 2030 K6	Mutual fund		41,027
*	Fidelity Int’l Capital Appreciation Fund	Mutual fund		1,405,278
*	Fidelity Inflation Prot. Bond Index Fund	Mutual fund		124,699
*	Fidelity Managed Retirement 2025 K6	Mutual fund		37,813
*	Fidelity Total Bond K6	Mutual fund		3,712,147
	Baron Asset Inst Fund	Mutual fund		2,974,803
	Baron Growth Inst Fund	Mutual fund		2,361,055
	PIMCO High Yield Institutional Fund	Mutual fund		1,174,040
	PIMCO RAE US SM 1	Mutual fund		546,578
	Cohen and Steers Rlty Shares, Inc. Fund	Mutual fund		768,433
	American Funds Amer. Mutual R6 Fund	Mutual fund		1,150,348
	Vanguard Total Int’l Stock Index Fund	Mutual fund		4,377,959
	Vanguard CR Fed MM ADM	Mutual fund		1,897,341
	AS Special Mid Cap Val R6	Mutual fund		2,657,074
	Conestoga Small Cap Fund	Mutual fund		684,097
	Baird Core Plus Bond Inst. Fund	Mutual fund		1,443,430
*	Fidelity BrokerageLink	Self-directed brokerage account		6,780,406
	Collective trusts:
*	Fidelity Managed Income Portfolio	Collective trust		3,777,469
*	Fidelity Growth Co. Commingled Pool	Collective trust		37,402,683
*	Participant loans	5.25% - 10.50%	-	161,135
	Total			$ 158,960,829

(1) Cost is not required for participant-directed investments.

* Party-in-interest as defined by ERISA.